Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2013	2012	2011
Balance at January 1, net of reinsurance recoverable of $200, $256, and $277, respectively	$2,229	2,514	2,150
Incurred related to:
Current year	868	28	472
Prior years	564	153	305

Total incurred	1,432	181	777

Paid related to:
Current year	77	14	95
Prior years	2,552	452	318

Total paid	2,629	466	413

Balance at December 31, net of reinsurance recoverable of $264, $200, and $256, respectively	$1,032	2,229	2,514